REGULATORY MATTERS	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
REGULATORY MATTERS
NOTE 13.	REGULATORY MATTERS

The Bank is subject to certain restrictions on the amount of dividends that may be declared without prior regulatory approval. At December 31, 2019, no dividends could be declared without regulatory approval.

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of total capital, Tier 1 capital, and common equity Tier 1 capital to risk-weighted assets, and of Tier 1 capital to average assets. In addition, the Bank is subject to an institution-specific capital buffer which must exceed 2.50% to avoid limitations on distributions and discretionary bonus payments. The Bank’s capital conservation buffer at December 31, 2019 was 3.7504%. Management believes, as of December 31, 2019 and 2018, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2019, the most recent notification from the Federal Deposit Insurance Corporation categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Bank’s actual capital amounts and ratios are presented in the following table.

					To Be Well
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2019:
Total Capital to Risk Weighted Assets	$34,396	11.75%	$23,418	8.00%	$29,272	10.00%
Tier 1 Capital to Risk Weighted Assets	$31,580	10.79%	$17,563	6.00%	$23,418	8.00%
Common Equity Tier 1 Capital to Risk Weighted Assets	$31,580	10.79%	$13,172	4.50%	$19,027	6.50%
Tier 1 Capital to Average Assets	$31,580	9.43%	$13,399	4.00%	$16,748	5.00%
December 31, 2018:
Total Capital to Risk Weighted Assets	$31,762	12.10%	$20,999	8.00%	$26,249	10.00%
Tier 1 Capital to Risk Weighted Assets	$28,913	11.02%	$15,749	6.00%	$20,999	8.00%
Common Equity Tier 1 Capital to Risk Weighted Assets	$28,913	11.02%	$11,812	4.50%	$17,062	6.50%
Tier 1 Capital to Average Assets	$28,913	10.10%	$11,445	4.00%	$14,306	5.00%